Other assets-Other / Other liabilities (Tables)	6 Months Ended
Sep. 30, 2013
Schedule of Other assets-Other / Other liabilities

The following table sets forth Other assets—Other and Other liabilities in the consolidated balance sheets by type.

	Millions of yen
	March 31, 2013	September 30, 2013
Other assets—Other:
Securities received as collateral	¥47,739	¥93,331
Goodwill and other intangible assets(1)	115,661	114,758
Deferred tax assets	145,602	135,715
Investments in equity securities for other than operating purposes	71,813	81,935
Other	221,344	166,076

Total	¥602,159	¥591,815

Other liabilities:
Obligation to return securities received as collateral	¥47,739	¥93,331
Accrued income taxes	56,353	39,073
Other accrued expenses and provisions	402,192	367,136
Other(2)	471,879	484,562

Total	¥978,163	¥984,102

(1)	For the six months ended September 30, 2012, Nomura recognized an impairment loss on goodwill of ¥8,293 million within the Wholesale segment. This is due to a decline in fair value of a reporting unit in the Wholesale segment caused by the prolonged economic downturn. For the six months ended September 30, 2013, Nomura recognized impairment loss on goodwill of ¥2,047 million within Other in Nomura’s segment information. This is due to a decline in fair value of a reporting unit caused by the decrease in expected cash flows arising from the changes in the economic environment. These impairment losses were recorded within Non-interest expenses—Other in the consolidated statements of income. The fair values were determined using a DCF valuation technique.
(2)	Includes liabilities relating to investment contracts which are underwritten by Nomura’s insurance subsidiary. Carrying values were ¥281,864 million and ¥275,417 million and estimated fair values were ¥285,914 million and ¥280,225 million, as of March 31, 2013 and as of September 30, 2013, respectively. Fair value is estimated by using a DCF valuation technique and using valuation inputs which would be generally classified in Level 3 of the fair value hierarchy.